Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Warrant Liability Explanatory [Abstract]
Schedule of warrant liability
	As of December 31
	2021	2020	2019
Public warrants	$16,000	$—	$—
Private warrants[1]	7,112	—	—
	$23,112	$—	$—

[1]	Private warrants include 2,875,000 held by the former SPAC sponsors deposited in an escrow account.

Schedule of public warrants
	2021	2020	2019
As of January 1	$—	$—	$—
Acquired public warrants	$21,600	$—	$—
Warrants exercised	$—	$—	$—
Fair value remeasurement	$(5,600)	$—	$—
As of December 31	$16,000	$—	$—

Schedule of private warrants
	2021	2020	2019
As of January 1	$—	$—	$—
Acquired private warrants	$7,363	$—	$—
Fair value remeasurement	$(251)	$—	$—
As of December 31	$7,112	$—	$—